--------------------------------------------------------------------------------
SMALL CAP GROWTH
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                               [GRAPHIC OMITTED]

Alliance Quasar Fund

Semi-Annual Report
March 31, 2001

                                            Alliance Capital [LOGO](R)
                                            The Investment Professional's Choice

                           Investment Products Offered
                           --------------------------
                           o Are Not FDIC Insured
                           o May Lose Value
                           o Are Not Bank Guaranteed
                           --------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

--------------------------------------------------------------------------------
                                                          LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS
May 15, 2001

Dear Shareholder:

The following report highlights the performance and investment strategy of Alliance Quasar Fund (the "Fund") for the semi-annual reporting period ended March 31, 2001.

Investment Objective and Policies

This open-end fund seeks growth of capital by pursuing aggressive investment policies. The Fund invests in a diversified portfolio of equity securities that offer the possibility of above-average earnings growth. The Fund emphasizes investment in small-capitalization companies in the United States and may also pursue investment opportunities outside the United States.

Investment Results

The following table provides performance data for the Fund and its benchmark, the Russell 2000 Growth Stock Index, for the six- and 12-month periods ended March 31, 2001.

INVESTMENT RESULTS*
Periods Ended March 31, 2001

                ----------------------
                    Total Returns
                ----------------------
                6 Months    12 Months
--------------------------------------
Alliance Quasar
Fund
--------------------------------------
Class A          -31.98%      -25.96%
--------------------------------------
Class B          -32.25%      -26.54%
--------------------------------------
Class C          -32.22%      -26.52%
--------------------------------------
Russell 2000
Growth Stock
Index            -32.33%      -39.81%
--------------------------------------

* The Fund's investment results are total returns for the periods shown and are based on the net asset value (NAV) of each class of shares as of March 31, 2001. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

      The unmanaged Russell 2000 Growth Stock Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Index is a capitalization-weighted index that includes 2,000 of the smallest stocks representing approximately 10% of the U.S. equity market. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Quasar Fund.

      Additional investment results appear on pages 5-8.

During the six- and 12-month periods ended March 31, 2001, the Fund and its benchmark declined sharply as small-cap growth stocks continued their own year-long decline. For the six-month period, the Fund performed roughly in line with its benchmark; however, over the 12-month period, although negative in absolute terms, the Fund significantly outperformed the Russell 2000 Growth Stock Index.

The Fund's performance during the six-month period reflects strong performance in the first half of the period, which was marked by strong stock selection across the Fund's portfolio.


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                                                        ALLIANCE QUASAR FUND o 1

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Over this time frame, sector bets were roughly in line with those of the Russell 2000 Growth Stock Index. Performance during the second half of the period was fairly disappointing. During this period, the Fund's performance suffered from an overweight position in poorly performing health care stocks during the first quarter as well as an underweight position in the industrial sector, which reacted favorably to the Federal Reserve's (the "Fed") easing initiated in mid-December. Poor stock selection in the consumer and technology sectors of the Fund's portfolio also hurt performance.

Finally, relative returns during the second half of the six-month period were also negatively impacted by a distinct style shift in the marketplace away from companies displaying favorable fundamental momentum in favor of more inexpensively priced value stocks. This phenomenon was most pronounced during the month of January, which was the Fund's worst month of relative performance during both the six- and 12-month periods.

Investment Strategy

The Fund seeks investments in faster than average growing companies that are displaying improving fundamentals and favorable earnings momentum. The Fund invests in small-capitalization companies across all major industry groups. The portfolio management team incorporates both fundamental and quantitative disciplines to identify attractive investment opportunities.

Investment Review

Although growth rates across many segments of the U.S. economy began to decelerate during the fourth calendar quarter of 2000, only during the past several months have earnings disappointments and downward estimate revisions become fairly widespread. Retailers have talked of waning consumer confidence while many industrial companies have encountered cutbacks in demand for their products and services. The most pronounced change in momentum, however, clearly has been seen in the areas of technology and telecommunications. Companies in these two sectors have experienced sharp declines in growth rates and profits which, in retrospect, were probably unsustainable even in the very best of times. As might be expected, technology and telecommunication stocks have suffered the most over the past six- and 12-month periods as their valuations had reached levels that anticipated nothing short of perfection. Many of these stocks have lost more than 75% of their value since the peak in the growth stock indices reached in early March of 2000.

Two sectors whose fundamentals have conspicuously bucked the deceleration trend are health care and energy. Many areas of health care, including drug distribution and health care services companies, have posted strong operating results. Likewise, favorable underlying commodity trends have helped to drive strong energy fundamentals for much


--------------------------------------------------------------------------------
2 o ALLIANCE QUASAR FUND

--------------------------------------------------------------------------------
                                                          LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

of the past 12 months. Despite strong fundamentals in both of these areas, only energy managed to turn in a positive return for the six-month period.

Looking at specific companies, L-3 Communications Holding Inc., a provider of defense electronics, performed particularly well as did W-H Energy Services Inc., a diversified oilfield services company. In the health care sector, King Pharmaceuticals Inc., a vertically integrated pharmaceutical company, and Laboratory Corporation of America, a provider of diagnostic testing services, were two companies that made strong contributions to performance during the recently completed six-month period.

Perhaps not surprising, some of the biggest disappointments were in the area of technology. Software vendors Informatica Corp. and Actuate Corp. were two standouts on the downside as was Exar Corp., a manufacturer of analog and mixed signal semiconductors. In the consumer space, Rent-Way Inc., an operator of rent-to-own stores, saw its stock price decline significantly following a disclosure of accounting irregularities last fall, and PC Connection, a direct marketer of computers and related products, performed poorly during the period as the company's business suffered from the slowdown in technology spending.

Outlook

Small-cap growth stock performance has suffered over the past several quarters as underlying fundamentals across most sectors of the economy have shown material signs of weakness. Earnings disappointments and downward estimate revisions have become significantly more widespread and multiples have compressed in anticipation of continued sluggishness. Although the Fed's easing that began in mid-December may spark growth later in the year, near-term fundamentals are likely to remain difficult. Having said that, stocks typically discount good news well in advance and are likely to find a bottom long before the fundamentals reach a trough. This may prove to be particularly good news for small-cap growth stocks, which have historically been market leaders during economic recoveries.

With two exceptions, sector bets are largely in line with those of the Russell 2000 Growth Index. The Fund's portfolio remains overweighted in health care, where fundamentals have not been impacted by the economic slowdown affecting other areas of the economy. Conversely, the Fund is underweight in the industrial sector, where business trends remain quite difficult. Across the Fund's portfolio, investments are concentrated in companies perceived to be well positioned


--------------------------------------------------------------------------------
                                                        ALLIANCE QUASAR FUND o 3

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

[PHOTO OMITTED]   John D. Carifa

[PHOTO OMITTED]   Bruce K. Aronow

Portfolio Manager, Bruce K. Aronow, is the team leader of the Small Cap Growth equity portfolio management team and has over 13 years of investment experience.

to weather a slowdown as well as companies that are likely to be early beneficiaries of a re-acceleration in economic growth.

Thank you for your continued interest and investment in Alliance Quasar Fund. We look forward to reporting its progress to you in the coming months.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Bruce K. Aronow

Bruce K. Aronow
Senior Vice President


--------------------------------------------------------------------------------
4 o ALLIANCE QUASAR FUND

--------------------------------------------------------------------------------
                                                              PERFORMANCE UPDATE
--------------------------------------------------------------------------------

PERFORMANCE UPDATE

ALLIANCE QUASAR FUND
GROWTH OF A $10,000 INVESTMENT
3/31/91 TO 3/31/01

o Alliance Quasar Fund
o Russell 2000 Growth Stock Index

Russell 2000 Growth Stock Index: $21,660
Alliance Quasar Fund Class A: $21,209

[The following table was represented as a mountain chart in the printed material.]

                            Alliance                         Russell 2000
                           Quasar Fund                       Growth Index
-------------------------------------------------------------------------------
     3/31/91                 $ 9,576                           $10,000
     3/31/92                  10,679                            11,898
     3/31/93                  10,921                            12,257
     3/31/94                  11,999                            13,572
     3/31/95                  12,319                            14,561
     3/31/96                  20,281                            19,128
     3/31/97                  22,269                            18,015
     3/31/98                  30,463                            25,432
     3/31/99                  23,558                            22,625
     3/31/00                  28,647                            35,983
     3/31/01                  21,209                            21,660


This chart illustrates the total value of an assumed $10,000 investment in Alliance Quasar Fund Class A shares (from 3/31/91 to 3/31/01) as compared to the performance of an appropriate broad-based index. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Russell 2000 Growth Stock Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Index is a capitalization-weighted index that includes 2,000 of the smallest stocks representing approximately 10% of the U.S. equity market. When comparing Alliance Quasar Fund to the index shown above, you should note that no charges or expenses are reflected in the performance of the index.

An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Quasar Fund.


--------------------------------------------------------------------------------
                                                        ALLIANCE QUASAR FUND o 5

--------------------------------------------------------------------------------
PERFORMANCE UPDATE
--------------------------------------------------------------------------------

PERFORMANCE UPDATE

ALLIANCE QUASAR FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 3/31

    [The following was represented by a bar graph in the printed material.]

                Alliance Quasar Fund - Yearly Periods Ended 3/31
--------------------------------------------------------------------------------
                                      Alliance                  Russell 2000
                                    Quasar Fund             Growth Stock Index
--------------------------------------------------------------------------------
       3/31/92                        11.51%                       18.98%
       3/31/93                         2.27%                        3.02%
       3/31/94                         9.86%                       10.73%
       3/31/95                         2.67%                        7.28%
       3/31/96                        64.64%                       31.37%
       3/31/97                         9.80%                       -5.82%
       3/31/98                        36.80%                       41.17%
       3/31/99                       -22.67%                      -11.04%
       3/31/00                        21.60%                       59.04%
       3/31/01                       -25.96%                      -39.81%

Past performance is no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during the period. Total returns for Class B, Class C, and Advisor Class shares will differ due to different expenses associated with these classes.

The unmanaged Russell 2000 Growth Stock Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Index is a capitization-weighted index that includes 2,000 of the smallest stocks representing approximately 10% of the U.S. equity market. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Quasar Fund.


--------------------------------------------------------------------------------
6 o ALLIANCE QUASAR FUND

--------------------------------------------------------------------------------
                                                               PORTFOLIO SUMMARY
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY
March 31, 2001 (unaudited)

INCEPTION DATES         PORTFOLIO STATISTICS
Class A Shares          Net Assets ($ mil): $787.8
2/12/69                 Median Market Capitalization ($ mil): $1,197
Class B Shares
9/17/90
Class C Shares
5/3/93

SECTOR BREAKDOWN

o 30.93%  Health Care
o 19.90%  Consumer Services
o 19.45%  Technology
o  9.00%  Finance
o  7.13%  Energy
o  5.07%  Capital Goods             [PIE CHART OMITTED]
o  2.31%  Basic Industry
o  2.29%  Transportation
o  1.82%  Consumer Staples
o  1.22%  Utilities

o  0.88%  Short-Term

All data as of March 31, 2001. The Fund's sector breakdown may vary over time. This breakdown is expressed as a percentage of total investments.


--------------------------------------------------------------------------------
                                                        ALLIANCE QUASAR FUND o 7

--------------------------------------------------------------------------------
                                                              INVESTMENT RESULTS
--------------------------------------------------------------------------------

INVESTMENT RESULTS

AVERAGE ANNUAL TOTAL RETURNS AS OF MARCH 31, 2001

Class A Shares
--------------------------------------------------------------------------------
                                 Without Sales Charge       With Sales Charge
                 1  Year              -25.96%                   -29.10%
                 5 Years                0.90%                     0.03%
                10 Years                8.28%                     7.81%

Class B Shares
--------------------------------------------------------------------------------
                                 Without Sales Charge       With Sales Charge
                 1  Year              -26.54%                   -29.16%
                 5 Years                0.09%                     0.09%
                10 Years                7.59%                     7.59%

Class C Shares
--------------------------------------------------------------------------------
                                 Without Sales Charge       With Sales Charge
                1   Year              -26.52%                   -27.18%
                5  Years                0.14%                     0.14%
         Since Inception*               8.47%                     8.47%


The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with this class.

The Fund can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Fund pursues an aggressive investment strategy and an investment in the Fund is risky.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* Inception: 5/3/93, Class C.


--------------------------------------------------------------------------------
8 o ALLIANCE QUASAR FUND

--------------------------------------------------------------------------------
                                                            TEN LARGEST HOLDINGS
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS
March 31, 2001 (unaudited)

                                                                      Percent of
Company                                                Value          Net Assets
--------------------------------------------------------------------------------
King Pharmaceuticals, Inc.                      $ 17,758,320                2.3%
--------------------------------------------------------------------------------
Priority Healthcare Corp. Cl.B                    15,873,875                2.0
--------------------------------------------------------------------------------
CIMA Labs, Inc.                                   15,643,075                2.0
--------------------------------------------------------------------------------
Universal Health Services, Inc. Cl.B              14,534,180                1.8
--------------------------------------------------------------------------------
Caremark Rx, Inc.                                 12,219,784                1.6
--------------------------------------------------------------------------------
Medicis Pharmaceutical Corp. Cl.A                 12,164,148                1.6
--------------------------------------------------------------------------------
Iron Mountain, Inc.                               12,155,104                1.5
--------------------------------------------------------------------------------
Spinnaker Exploration Co.                         11,086,690                1.4
--------------------------------------------------------------------------------
Biosite Diagnostics, Inc.                         10,571,250                1.3
--------------------------------------------------------------------------------
Alpharma, Inc. Cl.A                               10,391,676                1.3
--------------------------------------------------------------------------------
                                                $132,398,102               16.8%

MAJOR PORTFOLIO CHANGES
Six Months Ended March 31, 2001 (unaudited)
                                                --------------------------------
                                                           Shares*
                                                --------------------------------
Purchases                                        Bought        Holdings 3/31/01
--------------------------------------------------------------------------------
Advent Software, Inc.                           178,600                 178,600
--------------------------------------------------------------------------------
Arthur J.Gallagher & Co.                        361,000                 361,000
--------------------------------------------------------------------------------
CIMA Labs, Inc.                                 251,800                 251,800
--------------------------------------------------------------------------------
CV Therapeutics, Inc.                           160,500                 160,500
--------------------------------------------------------------------------------
Insight Enterprises, Inc.                       368,600                 368,600
--------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.                       167,200                 167,200
--------------------------------------------------------------------------------
Radian Group, Inc.                              136,200                 136,200
--------------------------------------------------------------------------------
RenaissanceRe Holdings, Ltd.                    135,100                 135,100
--------------------------------------------------------------------------------
Titan Pharmaceuticals, Inc.                     320,500                 333,900
--------------------------------------------------------------------------------
United Therapeutics Corp.                       398,500                 398,500
--------------------------------------------------------------------------------

Sales                                              Sold        Holdings 3/31/01
--------------------------------------------------------------------------------
AmeriSource Health Corp. Cl.A                   294,800                      -0-
--------------------------------------------------------------------------------
Bindley Western Industries, Inc.                444,600                      -0-
--------------------------------------------------------------------------------
BJ's Wholesale Club, Inc.                       425,400                      -0-
--------------------------------------------------------------------------------
Dycom Industries, Inc.                          426,350                      -0-
--------------------------------------------------------------------------------
Expeditors International of Washington, Inc.    193,000                  88,700
--------------------------------------------------------------------------------
Interwoven, Inc.                                194,400                      -0-
--------------------------------------------------------------------------------
King Pharmaceuticals, Inc.                      284,000                 435,787
--------------------------------------------------------------------------------
Laboratory Corp. of America Holdings            124,900                      -0-
--------------------------------------------------------------------------------
LifePoint Hospitals, Inc.                       231,400                 262,600
--------------------------------------------------------------------------------
Powerwave Technologies, Inc.                    194,800                      -0-
--------------------------------------------------------------------------------

* Adjusted for Stock Splits.


--------------------------------------------------------------------------------
                                                        ALLIANCE QUASAR FUND o 9

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
March 31, 2001 (unaudited)

Company                                                    Shares          Value
--------------------------------------------------------------------------------

COMMON STOCKS - 99.6%

Health Care - 31.1%
Biotechnology - 7.8%
Cephalon, Inc.(a) ................................        177,500   $  8,531,094
Cubist Pharmaceuticals, Inc.(a) ..................         87,900      2,153,550
CV Therapeutics, Inc.(a) .........................        160,500      5,296,500
Genomic Solutions, Inc.(a) .......................        315,300        945,900
ImmunoGen, Inc.(a) ...............................        215,700      2,884,987
Intermune Pharmaceuticals, Inc.(a) ...............        201,100      4,223,100
Matrix Pharmaceutical, Inc.(a) ...................        590,000      5,310,000
OSI Pharmaceuticals, Inc.(a) .....................        167,200      6,625,300
The Medicines Co.(a) .............................        231,700      2,577,662
Titan Pharmaceuticals, Inc.(a) ...................        333,900      7,412,580
Trimeris, Inc.(a) ................................        279,400      8,382,000
United Therapeutics Corp.(a) .....................        398,500      6,948,844
                                                                    ------------
                                                                      61,291,517
                                                                    ------------
Drugs - 11.0%
Alpharma, Inc. Cl.A ..............................        317,400     10,391,676
CIMA Labs, Inc.(a) ...............................        251,800     15,643,075
Enzon, Inc.(a) ...................................        146,800      6,973,000
ICN Pharmaceuticals, Inc. ........................        273,100      6,944,933
King Pharmaceuticals, Inc.(a) ....................        435,787     17,758,320
Medicis Pharmaceutical Corp. Cl.A(a) .............        271,400     12,164,148
Noven Pharmaceuticals, Inc.(a) ...................        294,900      8,349,356
SICOR, Inc.(a) ...................................        610,500      8,508,844
                                                                    ------------
                                                                      86,733,352
                                                                    ------------
Medical Products - 4.3%
Aksys, Ltd.(a) ...................................        383,400      1,964,925
Align Technology, Inc.(a) ........................        463,600      3,361,100
Biosite Diagnostics, Inc.(a) .....................        281,900     10,571,250
Cytyc Corp.(a) ...................................        509,300      8,403,450
DUSA Pharmaceuticals, Inc.(a) ....................        379,500      5,052,094
INAMED Corp.(a) ..................................        168,700      4,006,625
                                                                    ------------
                                                                      33,359,444
                                                                    ------------
Medical Services - 7.4%
Array BioPharma, Inc.(a) .........................        201,600      1,083,600
Bergen Brunswig Corp. Cl.A .......................        318,000      5,278,800
Caremark Rx, Inc.(a) .............................        937,100     12,219,784
LifePoint Hospitals, Inc.(a) .....................        262,600      9,387,950
Priority Healthcare Corp. Cl.B(a) ................        420,500     15,873,875
Sybron Dental Specialties, Inc.(a) ...............              2             42
Universal Health Services, Inc. Cl.B(a) ..........        164,600     14,534,180
                                                                    ------------
                                                                      58,378,231
                                                                    ------------
Miscellaneous - 0.6%
Millipore Corp. ..................................        107,100      4,954,446
                                                                    ------------
                                                                     244,716,990
                                                                    ------------


--------------------------------------------------------------------------------
10 o ALLIANCE QUASAR FUND

--------------------------------------------------------------------------------
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Company                                                    Shares          Value
--------------------------------------------------------------------------------

Consumer Services - 20.0%
Advertising - 0.3%
Administaff, Inc.(a) .............................        124,800   $  2,265,120
                                                                    ------------

Apparel - 0.6%
The Children's Place Retail Stores, Inc.(a) ......        203,900      4,893,600
                                                                    ------------

Broadcasting & Cable - 2.5%
ADVO, Inc.(a) ....................................        181,600      6,701,040
Mediacom Communications Corp. Cl.A(a) ............        313,700      6,136,756
Sirius Satellite Radio, Inc.(a) ..................        295,100      3,670,306
ValueVision International, Inc. Cl.A(a) ..........        246,600      3,436,988
                                                                    ------------
                                                                      19,945,090
                                                                    ------------
Cellular Communications - 0.2%
SBA Communications Corp. Cl.A(a) .................         96,600      1,527,488
                                                                    ------------

Entertainment & Leisure - 1.3%
Activision, Inc.(a) ..............................        176,900      4,300,881
Penton Media, Inc. ...............................        420,600      6,119,730
                                                                    ------------
                                                                      10,420,611
                                                                    ------------
Printing & Publishing - 0.9%
Barnes & Noble, Inc.(a) ..........................        276,700      6,613,130
                                                                    ------------

Retail - General Merchandise - 5.6%
American Eagle Outfitters, Inc.(a) ...............        214,450      6,165,437
Fred's, Inc. Cl.A ................................        279,200      6,386,700
Group 1 Automotive, Inc.(a) ......................        358,500      4,499,175
MSC Industrial Direct Co., Inc. Cl.A(a) ..........        593,400      9,500,334
THQ, Inc.(a) .....................................        205,000      7,790,000
Ultimate Electronics, Inc.(a) ....................         73,300      1,832,500
Venator Group, Inc.(a) ...........................        337,400      4,656,120
Williams-Sonoma, Inc.(a) .........................        118,100      3,100,125
                                                                    ------------
                                                                      43,930,391
                                                                    ------------
Miscellaneous - 8.6%
Career Education Corp.(a) ........................        164,700      8,276,175
ChoicePoint, Inc.(a) .............................        128,068      4,328,698
Concord Camera Corp.(a) ..........................        312,200      2,204,913
Copart, Inc.(a) ..................................        327,300      6,706,377
Insight Enterprises, Inc.(a) .....................        368,600      7,786,675
Iron Mountain, Inc.(a) ...........................        317,200     12,155,104
Optimal Robotics Corp. Cl.A (Canada)(a) ..........        209,400      5,457,488
Rent-Way, Inc.(a) ................................        272,000      1,406,240
ScanSource, Inc.(a) ..............................        148,400      5,045,600
SmartForce Plc. ADR (Ireland)(a) .................         16,700        370,531
Watson Wyatt & Co. Holdings Cl.A(a) ..............        253,400      4,079,740
West Corp.(a) ....................................        448,400     10,032,950
                                                                    ------------
                                                                      67,850,491
                                                                    ------------
                                                                     157,445,921
                                                                    ------------


--------------------------------------------------------------------------------
                                                       ALLIANCE QUASAR FUND o 11

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Company                                                    Shares          Value
--------------------------------------------------------------------------------

Technology - 19.5%
Communication Equipment - 1.3%
Digital Lightwave, Inc.(a) .......................         90,300   $  1,591,538
Efficient Networks, Inc.(a) ......................        223,600      5,254,600
Stanford Microdevices, Inc.(a) ...................        269,600      1,710,275
XM Satellite Radio Holdings, Inc. Cl.A(a) ........        229,800      1,594,237
                                                                    ------------
                                                                      10,150,650
                                                                    ------------
Computer Peripherals - 0.5%
Advanced Energy Industries, Inc.(a) ..............        155,700      4,019,006
                                                                    ------------

Computer Software - 4.9%
Actuate Corp.(a) .................................        502,000      4,800,375
Advent Software, Inc.(a) .........................        178,600      7,914,212
Great Plains Software, Inc.(a) ...................         98,600      6,045,413
Informatica Corp.(a) .............................        414,200      5,514,038
MatrixOne, Inc.(a) ...............................        290,800      4,961,775
Micromuse, Inc.(a) ...............................        115,300      4,357,187
NetIQ Corp.(a) ...................................        201,400      3,801,425
SMTC Corp. (Canada)(a) ...........................        361,200      1,083,600
                                                                    ------------
                                                                      38,478,025
                                                                    ------------
Contract Manufacturing - 2.6%
DDI Corp.(a) .....................................        430,600      7,266,375
Plexus Corp.(a) ..................................        126,700      3,246,688
Semtech Corp.(a) .................................        350,200     10,309,012
                                                                    ------------
                                                                      20,822,075
                                                                    ------------
Internet Infrastructure - 0.3%
Internet Security Systems, Inc.(a) ...............         83,100      2,273,564
                                                                    ------------

Networking Software - 0.9%
Stratos Lightwave, Inc.(a) .......................        419,000      4,190,000
Ulticom, Inc.(a) .................................        154,900      2,855,969
                                                                    ------------
                                                                       7,045,969
                                                                    ------------
Semi-Conductor Capital Equipment - 1.9%
Credence Systems Corp.(a) ........................        188,900      3,872,450
MKS Instruments, Inc.(a) .........................        243,200      4,550,272
Varian Semiconductor Equipment
   Associates, Inc.(a) ...........................        213,500      6,818,656
                                                                    ------------
                                                                      15,241,378
                                                                    ------------
Semi-Conductor Components - 4.3%
Alpha Industries, Inc.(a) ........................        209,600      3,301,200
ASAT Holdings, Ltd. ADR (Hong Kong)(a) ...........        755,200      3,020,800
Elantec Semiconductor, Inc.(a) ...................        218,500      5,803,906
Intersil Holding Corp.(a) ........................        377,300      6,956,469
IXYS Corp.(a) ....................................        235,800      3,713,850
Micrel, Inc.(a) ..................................        216,500      6,048,469
Virata Corp.(a) ..................................        407,100      5,317,744
                                                                    ------------
                                                                      34,162,438
                                                                    ------------


--------------------------------------------------------------------------------
12 o ALLIANCE QUASAR FUND

--------------------------------------------------------------------------------
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Company                                                    Shares          Value
--------------------------------------------------------------------------------

Miscellaneous - 2.8%
Aeroflex, Inc.(a) ................................        424,700   $  4,379,719
Amphenol Corp. Cl.A(a) ...........................        161,900      5,099,850
Exar Corp.(a) ....................................        425,500      8,350,437
Power-One, Inc.(a) ...............................        178,400      2,585,016
TTM Technologies, Inc.(a) ........................        264,000      1,336,500
                                                                    ------------
                                                                      21,751,522
                                                                    ------------
                                                                     153,944,627
                                                                    ------------
Finance - 9.1%
Banking - Money Centers - 0.5%
UCBH Holdings, Inc. ..............................         84,300      4,104,356
                                                                    ------------

Banking - Regional - 0.8%
Greater Bay Bancorp ..............................        246,500      6,208,719
                                                                    ------------

Brokerage & Money Management - 1.3%
Investment Technology Group, Inc.(a) .............         77,700      3,978,240
Southwest Bancorporation of Texas, Inc.(a) .......        184,000      5,773,000
                                                                    ------------
                                                                       9,751,240
                                                                    ------------
Insurance - 4.8%
Arthur J. Gallagher & Co. ........................        361,000      9,999,700
Reinsurance Group of America, Inc. ...............        217,600      8,386,304
RenaissanceRe Holdings, Ltd. (Bermuda) ...........        135,100      9,458,351
StanCorp Financial Group, Inc. ...................        243,500     10,251,350
                                                                    ------------
                                                                      38,095,705
                                                                    ------------
Miscellaneous - 1.7%
Investors Financial Services Corp. ...............         66,000      3,869,250
Radian Group, Inc. ...............................        136,200      9,227,550
                                                                    ------------
                                                                      13,096,800
                                                                    ------------
                                                                      71,256,820
                                                                    ------------
Energy - 7.2%
Domestic Producers - 1.7%
Barrett Resources Corp.(a) .......................         70,300      4,221,515
Newfield Exploration Co.(a) ......................        263,600      9,199,640
                                                                    ------------
                                                                      13,421,155
                                                                    ------------
Oil Service - 2.6%
Spinnaker Exploration Co.(a) .....................        253,700     11,086,690
W-H Energy Services, Inc.(a) .....................        375,500      9,105,875
                                                                    ------------
                                                                      20,192,565
                                                                    ------------
Pipelines - 1.6%
Cal Dive International, Inc.(a) ..................        291,900      7,406,963
Patterson Energy, Inc.(a) ........................        158,000      4,996,750
                                                                    ------------
                                                                      12,403,713
                                                                    ------------


--------------------------------------------------------------------------------
                                                       ALLIANCE QUASAR FUND o 13

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Company                                                    Shares          Value
--------------------------------------------------------------------------------

Miscellaneous - 1.3%
Evergreen Resources, Inc.(a) .....................        120,900   $  4,571,229
Stone Energy Corp.(a) ............................        118,800      5,853,276
                                                                    ------------
                                                                      10,424,505
                                                                    ------------
                                                                      56,441,938
                                                                    ------------
Capital Goods - 5.1%
Electrical Equipment - 2.5%
Active Power, Inc.(a) ............................        264,800      5,378,750
C&D Technologies, Inc. ...........................        168,100      4,639,560
L-3 Communications Holdings, Inc.(a) .............        120,700      9,529,265
                                                                    ------------
                                                                      19,547,575
                                                                    ------------
Pollution Control - 1.0%
Tetra Tech, Inc.(a) ..............................        404,500      8,191,125
                                                                    ------------

Miscellaneous - 1.6%
NVR, Inc.(a) .....................................         35,900      5,851,700
Toll Brothers, Inc.(a) ...........................        169,200      6,514,200
                                                                    ------------
                                                                      12,365,900
                                                                    ------------
                                                                      40,104,600
                                                                    ------------
Basic Industry - 2.3%
Chemicals - 1.3%
OM Group, Inc. ...................................        191,400     10,192,050
                                                                    ------------

Paper & Forest Products - 1.0%
Pactiv Corp.(a) ..................................        666,900      8,076,159
                                                                    ------------
                                                                      18,268,209
                                                                    ------------
Transportation - 2.3%
Air Freight - 0.6%
Expeditors International of Washington, Inc. .....         88,700      4,473,806
                                                                    ------------

Trucking - 0.7%
Swift Transportation Co., Inc.(a) ................        285,300      5,278,050
                                                                    ------------

Miscellaneous - 1.0%
Tower Automotive, Inc.(a) ........................        779,800      8,367,254
                                                                    ------------
                                                                      18,119,110
                                                                    ------------
Consumer Staples - 1.8%
Food - 1.1%
Performance Food Group Co.(a) ....................        174,100      9,140,250
                                                                    ------------
Retail - Food & Drug - 0.7%
Duane Reade, Inc.(a) .............................        151,700      5,263,990
                                                                    ------------
                                                                      14,404,240
                                                                    ------------
Utilities - 1.2%
Telephone Utility - 0.2%
Network Plus Corp.(a) ............................        477,300      1,864,453
                                                                    ------------


--------------------------------------------------------------------------------
14 o ALLIANCE QUASAR FUND

--------------------------------------------------------------------------------
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                       Shares or
                                                       Principal
                                                          Amount
Company                                                    (000)      Value
-------------------------------------------------------------------------------

Miscellaneous - 1.0%
FLAG Telecom Holdings, Ltd. (Bermuda)(a) ........        422,400   $  2,270,400
GT Group Telecom, Inc. Cl.B(a) ..................        411,400      2,236,988
Rural Cellular Corp. Cl.A(a) ....................        122,200      3,291,762
                                                                   ------------
                                                                      7,799,150
                                                                   ------------
                                                                      9,663,603
                                                                   ------------
Total Common Stocks
   (cost $905,256,867) ..........................                   784,366,058
                                                                   ------------

SHORT-TERM INVESTMENT - 0.9%
Time Deposit - 0.9%
State Street Euro Dollar
   4.50%, 4/02/01
   (amortized cost $6,955,000) ..................      $   6,955      6,955,000
                                                                   ------------

Total Investments - 100.5%
   (cost $912,211,867) ..........................                   791,321,058
Other assets less liabilities - (0.5%) ..........                    (3,554,347)
                                                                   ------------

Net Assets - 100% ...............................                  $787,766,711
                                                                   ============

(a)   Non-income producing security.
      Glossary:
      ADR - American Depositary Receipt
      See notes to financial statements.


--------------------------------------------------------------------------------
                                                       ALLIANCE QUASAR FUND o 15

--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
March 31, 2001 (unaudited)

Assets
Investments in securities, at value
   (cost $912,211,867) .......................................  $   791,321,058
Cash .........................................................               88
Collateral held for securities loaned ........................       25,963,100
Receivable for investment securities sold ....................        1,331,217
Receivable for capital stock sold ............................          518,596
Dividends and interest receivable ............................          284,618
                                                                ---------------
Total assets .................................................      819,418,677
                                                                ---------------
Liabilities
Payable for collateral received on securities loaned .........       25,963,100
Advisory fee payable .........................................        1,991,626
Payable for investment securities purchased ..................        1,535,346
Payable for capital stock redeemed ...........................          705,539
Distribution fee payable .....................................          428,031
Accrued expenses .............................................        1,028,324
                                                                ---------------
Total liabilities ............................................       31,651,966
                                                                ---------------
Net Assets ...................................................  $   787,766,711
                                                                ---------------
Composition of Net Assets
Shares of capital stock, at par ..............................  $        89,806
Additional paid-in capital ...................................    1,079,991,102
Accumulated net investment loss ..............................       (9,345,697)
Accumulated net realized loss on investment
   transactions ..............................................     (162,077,691)
Net unrealized depreciation of investments ...................     (120,890,809)
                                                                ---------------
                                                                $   787,766,711
                                                                ===============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($285,807,031 / 15,148,775 shares of capital stock
   issued and outstanding) ...................................           $18.87
Sales charge-4.25% of public offering price ..................              .84
                                                                         ------
Maximum offering price .......................................           $19.71
                                                                         ======
Class B Shares
Net asset value and offering price per share
   ($333,079,424 / 20,250,295 shares of capital stock
   issued and outstanding) ...................................           $16.45
                                                                         ======
Class C Shares
Net asset value and offering price per share
   ($80,762,960 / 4,904,602 shares of capital stock
   issued and outstanding) ...................................           $16.47
                                                                         ======
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($88,117,296 / 4,599,185 shares of capital stock
   issued and outstanding) ...................................           $19.16
                                                                         ======

See notes to financial statements.


--------------------------------------------------------------------------------
16 o ALLIANCE QUASAR FUND

--------------------------------------------------------------------------------
                                                        STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2001 (unaudited)

Investment Income
Dividends (net of foreign taxes
   withheld of $3,589) ..........................    $  569,295
Interest ........................................       488,165  $   1,057,460
                                                   ------------
Expenses
Advisory fee ....................................     4,591,049
Distribution fee - Class A ......................       484,373
Distribution fee - Class B ......................     2,127,511
Distribution fee - Class C ......................       524,716
Transfer agency .................................     2,044,368
Printing ........................................       290,105
Custodian .......................................       151,281
Administrative ..................................        65,000
Registration ....................................        46,343
Audit and legal .................................        39,528
Directors' fees .................................        12,000
Miscellaneous ...................................        26,553
                                                   ------------
Total expenses ..................................                   10,402,827
                                                                 -------------
Net investment loss .............................                   (9,345,367)
                                                                 -------------
Realized and Unrealized Loss
on Investments
Net realized loss on investment
   transactions .................................                  (75,564,233)
Net change in unrealized appreciation/
   depreciation of investments ..................                 (308,820,588)
                                                                 -------------
Net loss on investments .........................                 (384,384,821)
                                                                 -------------
Net Decrease in Net Assets
   from Operations ..............................                $(393,730,188)
                                                                 =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                                       ALLIANCE QUASAR FUND o 17

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

STATEMENT OF CHANGES
IN NET ASSETS


                                                  Six Months Ended     Year Ended
                                                   March 31, 2001     September 30,
                                                    (unaudited)            2000
                                                  ---------------    ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment loss ...........................   $    (9,345,367)   $   (23,590,481)
Net realized gain (loss) on investment
   transactions ...............................       (75,564,233)       172,570,882
Net change in unrealized appreciation/
   depreciation of investments ................      (308,820,588)       203,728,087
                                                  ---------------    ---------------
Net increase (decrease) in net assets from
   operations .................................      (393,730,188)       352,708,488
Distributions to Shareholders from:
Net realized gain on investments
   Class A ....................................       (39,767,203)                -0-
   Class B ....................................       (53,330,679)                -0-
   Class C ....................................       (13,307,751)                -0-
   Advisor Class ..............................       (11,526,063)                -0-
Capital Stock Transactions
Net increase (decrease) .......................        22,463,390       (513,742,064)
                                                  ---------------    ---------------
Total decrease ................................      (489,198,494)      (161,033,576)
Net Assets
Beginning of period ...........................     1,276,965,205      1,437,998,781
                                                  ---------------    ---------------
End of period .................................   $   787,766,711    $ 1,276,965,205
                                                  ===============    ===============

See notes to financial statements.


--------------------------------------------------------------------------------
18 o ALLIANCE QUASAR FUND

--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
March 31, 2001 (unaudited)

NOTE A

Significant Accounting Policies

Alliance Quasar Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on the Nasdaq Stock Market, Inc. are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Securities traded in the over-the-counter market, including securities traded on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked prices. Readily marketable debt securities are valued at the last sales price. Securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of


--------------------------------------------------------------------------------
                                                       ALLIANCE QUASAR FUND o 19

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund accretes discounts as adjustments to income. Investment gains and losses are determined on the identified cost basis.

4. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisory Class shares have no distribution fees.

5. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions With Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at a quarterly rate equal to .25% (approximately 1% on an annual basis) of the net assets of the Fund valued on the last business day of the previous quarter.

Pursuant to the advisory agreement, the Fund paid $65,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended March 31, 2001.

The Fund compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $1,239,216 for the six months ended March 31, 2001.

For the six months ended March 31, 2001, the Fund's expenses were reduced by $46,290 under an expense offset arrangement with Alliance Global Investor Services, Inc.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charge of $34,615 from the sale of Class A shares


--------------------------------------------------------------------------------
20 o ALLIANCE QUASAR FUND

--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

and $29,548, $437,873 and $10,968 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended March 31, 2001.

Brokerage commissions paid on investment transactions for the six months ended March 31, 2001 amounted to $1,015,073. For the period from October 1, 2000 to October 31, 2000, $32,415 was paid to Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ") directly and none was paid to brokers utilizing the services of the Pershing Division of DLJ, affiliates of the Adviser (whose affiliation ended on November 2, 2000). Effective October 2, 2000, Sanford C. Bernstein & Co. LLC ("SCB") became an affiliate of the Adviser. For the period from October 2, 2000 to March 31, 2001, no brokerage commissions was paid to SCB directly.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $25,090,181 and $1,974,423 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term in vestments and U.S. government securities) aggregated $626,249,772 and $732,604,319, respectively, for the six months ended March 31, 2001. There were no purchases or sales of U.S. government and government agency obligations for the six months ended March 31, 2001.

At March 31, 2001, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $77,611,774 and gross unrealized depreciation of investments was $198,502,583, resulting in net unrealized depreciation of $120,890,809.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the


--------------------------------------------------------------------------------
                                                       ALLIANCE QUASAR FUND o 21

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of $84,215,560 during the fiscal year 2000. These carryover losses may be used to offset future capital gains. To the extent they are so used, future capital gains will not be distributed to shareholders until they exceed available capital loss carryovers.

NOTE E

Security Lending

The Fund has entered into a securities lending agreement with UBS/Paine Webber, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund receives fee income from the lending transactions. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral in an eligible money market vehicle in accordance with the investment restrictions of the Fund. UBS/PaineWebber will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. As of March 31, 2001, the Fund had loaned securities with a value $25,071,863 and received cash collateral of $25,963,100. For the six months ended March 31, 2001, the Fund earned fee income of $3,833.

NOTE F

Capital Stock

There are 12,000,000,000 shares of $.002 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                   -------------------------------------   -------------------------------------
                                    Shares                                  Amount
                   -------------------------------------   -------------------------------------
                    Six Months Ended          Year Ended   Six Months Ended           Year Ended
                      March 31, 2001       September 30,     March 31, 2001        September 30,
                         (unaudited)                2000        (unaudited)                 2000
                   -----------------------------------------------------------------------------
Class A
Shares sold               3,616,700           71,452,610      $  81,679,401      $ 1,917,697,808
------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   distributions          1,501,954                   -0-        37,278,269                   -0-
------------------------------------------------------------------------------------------------
Shares converted
   from Class B              40,270              121,389            887,433            3,274,845
------------------------------------------------------------------------------------------------
Shares redeemed          (4,898,806)         (78,384,306)      (111,965,085)      (2,114,290,137)
------------------------------------------------------------------------------------------------
Net increase
   (decrease)               260,118           (6,810,307)     $   7,880,018      $  (193,317,484)
================================================================================================


--------------------------------------------------------------------------------
22 o ALLIANCE QUASAR FUND

--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


                   -------------------------------------   -----------------------------------
                                    Shares                                  Amount
                   -------------------------------------   -----------------------------------
                    Six Months Ended          Year Ended    Six Months Ended        Year Ended
                      March 31, 2001       September 30,     March 31, 2001      September 30,
                         (unaudited)                2000        (unaudited)               2000
                   ---------------------------------------------------------------------------

Class B
Shares sold               1,129,841            5,124,914      $  22,897,488    $   123,708,117
----------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   distributions          2,268,275                   -0-        49,221,451                 -0-
----------------------------------------------------------------------------------------------
Shares converted
   to Class A               (46,075)            (136,146)          (887,433)        (3,274,845)
----------------------------------------------------------------------------------------------
Shares redeemed          (3,114,092)         (12,548,624)       (61,448,149)      (302,334,990)
----------------------------------------------------------------------------------------------
Net increase
   (decrease)               237,949           (7,559,856)     $   9,783,357    $  (181,901,718)
==============================================================================================

Class C
Shares sold                 425,487            7,065,746      $   8,853,941    $   173,913,714
----------------------------------------------------------------------------------------------
Shares issued in
reinvestment of
   distributions            566,459                   -0-        12,309,187                 -0-
----------------------------------------------------------------------------------------------
Shares redeemed          (1,109,907)          (9,920,589)       (22,536,580)      (243,910,007)
----------------------------------------------------------------------------------------------
Net decrease               (117,961)          (2,854,843)     $  (1,373,452)   $   (69,996,293)
==============================================================================================

Advisor Class
Shares sold                 602,350            3,760,199      $  13,147,460    $   101,412,439
----------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   distributions            438,884                   -0-        11,020,367                 -0-
----------------------------------------------------------------------------------------------
Shares redeemed            (800,691)          (6,259,137)       (17,994,360)      (169,939,008)
----------------------------------------------------------------------------------------------
Net increase
   (decrease)               240,543           (2,498,938)     $   6,173,467    $   (68,526,569)
==============================================================================================

NOTE G

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended March 31, 2001.


--------------------------------------------------------------------------------
                                                       ALLIANCE QUASAR FUND o 23

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                         ------------------------------------------------------------------------------------------
                                                                                 Class A
                                         ------------------------------------------------------------------------------------------
                                          Six Months
                                               Ended
                                           March 31,                              Year Ended September 30,
                                                2001     --------------------------------------------------------------------------
                                         (unaudited)       2000            1999            1998             1997           1996
                                         ------------------------------------------------------------------------------------------
Net asset value,
  beginning of period ................   $   30.76       $   23.84       $   22.27       $   30.37        $   27.92      $   24.16
                                         ------------------------------------------------------------------------------------------
Income from Investment
  Operations
Net investment loss ..................        (.17)(a)        (.38)(a)        (.22)(a)        (.17)(a)         (.24)(a)       (.25)
Net realized and unrealized
  gain (loss) on investment
  transactions .......................       (9.02)           7.30            2.80           (6.70)            6.80           8.82
                                         ------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations .........................       (9.19)           6.92            2.58           (6.87)            6.56           8.57
                                         ------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net
  realized gains .....................       (2.70)             -0-          (1.01)          (1.23)           (4.11)         (4.81)
                                         ------------------------------------------------------------------------------------------
Net asset value, end of period .......   $   18.87       $   30.76       $   23.84       $   22.27        $   30.37      $   27.92
                                         ==========================================================================================
Total Return
Total investment return based on
  net asset value(b) .................      (31.98)%         29.03%          11.89%         (23.45)%          27.81%         42.42%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ....................   $ 285,807       $ 458,008       $ 517,289       $ 495,070        $ 402,081      $ 229,798
Ratio to average net assets of:
  Expenses ...........................        1.70%(d)        1.68%(c)        1.69%(c)        1.61%(c)         1.67%          1.79%
  Net investment loss ................       (1.49)%(d)      (1.39)%          (.90)%          (.59)%           (.91)%        (1.11)%
Portfolio turnover rate ..............          63%            160%             91%            109%             135%           168%

See footnote summary on page 27.


--------------------------------------------------------------------------------
24 o ALLIANCE QUASAR FUND

--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected Data For A Share Of Common Stock Outstanding Throughout Each Period


                                         -------------------------------------------------------------------------------------------
                                                                                 Class B
                                         -------------------------------------------------------------------------------------------
                                          Six Months
                                               Ended
                                           March 31,                              Year Ended September 30,
                                                2001     ---------------------------------------------------------------------------
                                         (unaudited)       2000            1999            1998             1997            1996
                                         -------------------------------------------------------------------------------------------
Net asset value,
  beginning of period ..............    $  27.30        $   21.32       $   20.17        $   27.83        $   26.13      $   23.03
                                        --------------------------------------------------------------------------------------------
Income from Investment
  Operations
Net investment loss ................        (.23)(a)         (.52)(a)        (.37)(a)         (.36)(a)         (.42)(a)       (.20)
Net realized and unrealized
  gain (loss) on investment
  transactions .....................       (7.92)            6.50            2.53            (6.07)            6.23           8.11
                                        --------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations .......................       (8.15)            5.98            2.16            (6.43)            5.81           7.91
                                        --------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net
  realized gains ...................       (2.70)              -0-          (1.01)           (1.23)           (4.11)         (4.81)
                                        --------------------------------------------------------------------------------------------
Net asset value, end of period .....    $  16.45        $   27.30       $   21.32        $   20.17        $   27.83      $   26.13
                                        ============================================================================================
Total Return
Total investment return based on
  net asset value(b) ...............      (32.25)%          28.05%          11.01%          (24.03)%          26.70%         41.48%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ..................    $333,079        $ 546,302       $ 587,919        $ 625,147        $ 503,037      $ 112,490
Ratio to average net assets of:
  Expenses .........................        2.48%(d)         2.44%(c)        2.46%(c)         2.39%(c)         2.51%          2.62%
  Net investment loss ..............       (2.27)%(d)       (2.16)%         (1.68)%          (1.36)%          (1.73)%        (1.96)%
Portfolio turnover rate ............          63%             160%             91%             109%             135%           168%


See footnote summary on page 27.


--------------------------------------------------------------------------------
                                                       ALLIANCE QUASAR FUND o 25

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected Data For A Share Of Common Stock Outstanding Throughout Each Period


                                         -------------------------------------------------------------------------------------------
                                                                                 Class C
                                        -------------------------------------------------------------------------------------------
                                         Six Months
                                              Ended
                                          March 31,                              Year Ended September 30,
                                               2001     --------------------------------------------------------------------------
                                        (unaudited)       2000            1999            1998            1997            1996
                                        ------------------------------------------------------------------------------------------
Net asset value,
  beginning of period ...............   $   27.32       $   21.34       $   20.18       $   27.85        $   26.14       $   23.05
                                        ------------------------------------------------------------------------------------------
Income from Investment
  Operations
Net investment loss .................        (.23)(a)        (.52)(a)        (.36)(a)        (.35)(a)         (.42)(a)        (.20)
Net realized and unrealized
  gain (loss) on investment
  transactions ......................       (7.92)           6.50            2.53           (6.09)            6.24            8.10
                                        ------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ........................       (8.15)           5.98            2.17           (6.44)            5.82            7.90
                                        ------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net
  realized gains ....................       (2.70)             -0-          (1.01)          (1.23)           (4.11)          (4.81)
                                        ------------------------------------------------------------------------------------------
Net asset value, end of period ......   $   16.47       $   27.32       $   21.34       $   20.18        $   27.85       $   26.14
                                        ==========================================================================================
Total Return
Total investment return based on
  net asset value(b) ................      (32.22)%         28.02%          11.05%         (24.05)%          26.74%          41.46%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...................   $  80,763       $ 137,242       $ 168,120       $ 182,110        $ 145,494       $  28,541
Ratio to average net assets of:
  Expenses ..........................        2.47%(d)        2.43%(c)        2.45%(c)        2.38%(c)         2.50%           2.61%
  Net investment loss ...............       (2.26)%(d)      (2.12)%         (1.66)%         (1.35)%          (1.72)%         (1.94)%
Portfolio turnover rate .............          63%            160%             91%            109%             135%            168%


See footnote summary on page 27.


--------------------------------------------------------------------------------
26 o ALLIANCE QUASAR FUND

--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected Data For A Share of Common Stock Outstanding Throughout Each Period

                                       ---------------------------------------------------------------------------------
                                                                        Advisor Class
                                       ---------------------------------------------------------------------------------
                                        Six Months
                                             Ended                                                            October 2,
                                         March 31,                 Year Ended September 30,                   1996(e) to
                                              2001       ---------------------------------------------     September 30,
                                       (unaudited)            2000              1999              1998              1997
                                       ---------------------------------------------------------------------------------
Net asset value,
  beginning of period .............    $   31.07         $   24.01         $   22.37         $   30.42         $   27.82
                                       ---------------------------------------------------------------------------------
Income from Investment
  Operations
Net investment loss(a) ............         (.14)             (.30)             (.15)             (.09)             (.17)
Net realized and unrealized
  gain (loss) on investment
  transactions ....................        (9.07)             7.36              2.80             (6.73)             6.88
                                       ---------------------------------------------------------------------------------
Net increase (decrease) in net
  asset value from operations .....        (9.21)             7.06              2.65             (6.82)             6.71
                                       ---------------------------------------------------------------------------------
Less: Distributions
Distributions from net
  realized gains ..................        (2.70)               -0-            (1.01)            (1.23)            (4.11)
                                       ---------------------------------------------------------------------------------
Net asset value, end of period ....    $   19.16         $   31.07         $   24.01         $   22.37         $   30.42
                                       =================================================================================
Total Return
Total investment return based on
  net asset value(b) ..............       (31.70)%           29.40%            12.16%           (23.24)%           28.47%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .................    $  88,117         $ 135,414         $ 164,671         $ 175,037         $  62,455
Ratio to average net assets of:
  Expenses ........................         1.43%(d)          1.39%(c)          1.42%(c)          1.38%(c)          1.58%(d)
  Net investment loss .............        (1.22)%(d)        (1.08)%            (.62)%            (.32)%            (.74)%(d)
Portfolio turnover rate ...........           63%              160%               91%              109%              135%


(a)   Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(c) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:

                              Year Ended September 30,
                            -----------------------------
                             2000       1999       1998
                            -----------------------------
      Class A                1.67%      1.68%      1.60%
      Class B                2.42%      2.45%      2.38%
      Class C                2.42%      2.44%      2.37%
      Advisor Class          1.38%      1.41%      1.37%

(d)   Annualized.

(e)   Commencement of distribution.


--------------------------------------------------------------------------------
                                                       ALLIANCE QUASAR FUND o 27

--------------------------------------------------------------------------------
GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

capitalization or market capitalization

The absolute dollar value of a company's outstanding stock. Capitalization is determined by multiplying the amount of publicly owned shares by the stock's current market value.

equity

Another term for stock.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

portfolio

The collection of securities that make up a fund's or an investor's investments.

sector

A group of securities that are similar with respect to maturity, type, rating, industry and/ or coupon. Refers to a distinct part of the market, for example, the technology sector.

share

A unit which represents ownership in a mutual fund or stock.

small-capitalization or small-cap company

Refers to a company with a relatively small market capitalization.


--------------------------------------------------------------------------------
28 o ALLIANCE QUASAR FUND

--------------------------------------------------------------------------------
                                                                ALLIANCE CAPITAL
--------------------------------------------------------------------------------

ALLIANCE CAPITAL

The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $433 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 56 of the FORTUNE 100 companies and public retirement funds in 36 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by 620 investment professionals in 35 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 3/31/01.


--------------------------------------------------------------------------------
                                                       ALLIANCE QUASAR FUND o 29

--------------------------------------------------------------------------------
ALLIANCE CAPITAL AT YOUR SERVICE
--------------------------------------------------------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That's why we provide our shareholders with a wide variety of products and time-saving services.

o     Low Minimum Investments

      You can begin investing in Alliance Capital funds with as little as $250 (except for Alliance Select Investor Series Biotechnology Portfolio, Alliance Select Investor Series Premier Portfolio, Alliance Select Investor Series Technology Portfolio, and Alliance Select Investor Series Small Cap Growth Portfolio which generally have a $10,000 minimum initial investment) and may make subsequent investments of $50 or more.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge -- a good way to diversify your assets.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     E-Statements

      Sign up to view your quarterly account statement on-line, rather than wait to receive paper copies in the mail -- it's easy, convenient and saves you time and storage space.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

      The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Alliance Capital on the World Wide Web at www.alliancecapital.com. Here, you can access updated account information, including daily pricing, make additional investments, exchange between Alliance funds and view fund performance.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
30 o ALLIANCE QUASAR FUND

--------------------------------------------------------------------------------
                                                              BOARD OF DIRECTORS
--------------------------------------------------------------------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Bruce K. Aronow, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Thomas J. Bardong, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Distributor

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free (800) 221-5672

Independent Auditors

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

(1) Member of the Audit Committee.


--------------------------------------------------------------------------------
                                                       ALLIANCE QUASAR FUND o 31

--------------------------------------------------------------------------------
ALLIANCE CAPITAL FAMILY OF FUNDS
--------------------------------------------------------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

Domestic Equity Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Premier Growth Fund
Quasar Fund
Technology Fund
The Alliance Fund

Global & International Equity Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Fixed Income Funds

Corporate Bond Portfolio
Global Dollar Government Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
North American Government Income Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
The Austria Fund
ACM Government Income Fund
ACM Government Opportunity Fund
The Korean Investment Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.


--------------------------------------------------------------------------------
32 o ALLIANCE QUASAR FUND

Alliance Quasar Fund

1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

QSRSR301